Royalty, stream and other interests (Narrative) (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Jul. 15, 2024 USD ($) oz	Nov. 30, 2026 USD ($)	Jul. 31, 2025 USD ($)	May 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 25, 2024 USD ($)	Dec. 31, 2025 USD ($) oz t	Dec. 31, 2024 USD ($)
Royalty, Stream And Other Interests [Line Items]
Impairment loss							$ 5,495	$ 49,558
Silver Stream South Railroad Project [Member]
Royalty, Stream And Other Interests [Line Items]
Investment in stream, payment				$ 13,000
Percentage of refined silver purchased				100.00%
Percentage of spot silver price used for paying refined silver delivered				15.00%
Cascabel Copper Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Second deposit			$ 10,000
Additional deposits to fund construction costs	$ 650,000
Amount of deposit payable	10,000
Amount payable on achievement of first operational milestones	10,000
Amount payable on achievement of second operational milestones	10,000
Amount payable pro rata drawdowns with construction facility	195,000
Net smelter return							0.60%
Payment option for owner to buy-down 1/3 of NSR		$ 35,000
Cascabel Copper Gold Project [Member] | OR Royalties International Ltd. [Member]
Royalty, Stream And Other Interests [Line Items]
Initial deposits	100,000
Additional deposits to fund construction costs	$ 225,000
Percentage of deposit	30.00%
Pre-construction deposit	$ 30,000
Construction deposit	$ 195,000
Percentage of purchase refined gold until first threshold	6.00%						6.00%
First threshold of refined gold purchased | oz	225,000						225,000
Percentage of purchase refined gold after first threshold	3.60%						3.60%
Rights to repurchase gold stream, percentage							50.00%
Ongoing payments equal to a percentage of gold spot price	20.00%
Cascabel Copper Gold Project [Member] | Franco-Nevada (Barbados) Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of deposit	70.00%
Dalgaranga Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of gross revenue royalty acquired								1.80%
Percentage of gross revenue royalty acquired on additional regional exploration licenses								1.35%
Investments in royalty, payment								$ 50,000
Gibraltar Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of portfolio acquired						12.50%
Effective stream percentage						100.00%
Investments in royalty, payment						$ 12,700
Gibraltar Silver Stream [Member] | Taseko [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of portfolio acquired						12.50%
Effective stream percentage						100.00%
Eagle Gold Mine [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment loss					$ 49,600
Impairment loss, net of income taxes					$ 36,400
CSA Copper Stream [Member] | First threshold stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							3.00%
CSA Copper Stream [Member] | Second threshold stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							4.875%
Second threshold of refined copper purchased | t							33,000
CSA Copper Stream [Member] | Fifth anniversary of closing date [Member] | Minimum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							3.25%
Second threshold of refined copper purchased | t							23,900
One time cash payment							$ 20,000
CSA Copper Stream [Member] | Fifth anniversary of closing date [Member] | Maximum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							4.0625%
Second threshold of refined copper purchased | t							28,450
One time cash payment							$ 40,000
CSA Copper Stream [Member] | Remaining life of mine [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							2.25%
CSA Copper Stream [Member] | Remaining life of mine [Member] | If option exercised and after 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Minimum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							1.50%
CSA Copper Stream [Member] | Remaining life of mine [Member] | If option exercised and after 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Maximum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper							1.875%